UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Winslow Management Company
Address: 901 South Bond Street, Suite 400
         Baltimore, MD  21231

13F File Number:  28-11555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett D. Rogers
Title:     Chief Compliance Officer
Phone:     410-537-5486

Signature, Place, and Date of Signing:

  /s/ Brett D. Rogers      Baltimore, MD     May 17, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $299,770 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUITY BRANDS INC              COM              00508Y102    12554   297424 SH       SOLE                   297424        0        0
ADVANCED ENERGY INDS           COM              007973100     1004    60651 SH       SOLE                    60651        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    19888   688182 SH       SOLE                   688182        0        0
ASPEN TECHNOLOGY INC           COM              045327103      718    70000 SH       SOLE                    70000        0        0
CAPSTONE TURBINE CORP          COM              14067D102     9149  7203630 SH       SOLE                  7203630        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    10441   448877 SH       SOLE                   448877        0        0
COMFORT SYS USA INC            COM              199908104     6839   547522 SH       SOLE                   547522        0        0
CREE INC                       COM              225447101     5882    83772 SH       SOLE                    83772        0        0
EMCOR GROUP INC                COM              29084Q100    16271   660604 SH       SOLE                   660604        0        0
FIRST SOLAR INC                COM              336433107    19190   156459 SH       SOLE                   156459        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106    16233   167571 SH       SOLE                   167571        0        0
HEADWATERS INC                 COM              42210P102     4034   878933 SH       SOLE                   878933        0        0
HORSEHEAD HLDG CORP            COM              440694305    17120  1683423 SH       SOLE                  1683423        0        0
JAMBA INC                      COM              47023A101     7787  2862738 SH       SOLE                  2862738        0        0
KADANT INC                     COM              48282T104      144    10000 SH       SOLE                    10000        0        0
LENNOX INTL INC                COM              526107107     4501   101554 SH       SOLE                   101554        0        0
METALICO INC                   COM              591176102       60    10000 SH       SOLE                    10000        0        0
NALCO HOLDING COMPANY          COM              62985Q101    16546   680047 SH       SOLE                   680047        0        0
NCI BUILDING SYS INC           COM NEW          628852204     8366   757757 SH       SOLE                   757757        0        0
PROLOGIS                       SH BEN INT       743410102    17376  1316376 SH       SOLE                  1316376        0        0
QUANEX BUILDING PRODUCTS COR   COM              747619104     7277   440246 SH       SOLE                   440246        0        0
RUBICON TECHNOLOGY INC         COM              78112T107    12494   618504 SH       SOLE                   618504        0        0
SCHNITZER STL INDS             CL A             806882106    17245   328293 SH       SOLE                   328293        0        0
SIMS METAL MANAGEMENT LTD      SPONS ADR        829160100     4646   236534 SH       SOLE                   236534        0        0
SMITH A O                      COM              831865209     6748   128358 SH       SOLE                   128358        0        0
SUNOPTA INC                    COM              8676EP108     5462  1317260 SH       SOLE                  1317260        0        0
TELVENT GIT SA                 SHS              e90215109    17210   598406 SH       SOLE                   598406        0        0
U S GEOTHERMAL INC             COM              90338s102      167   184063 SH       SOLE                   184063        0        0
VALMONT INDS INC               COM              920253101     3796    45826 SH       SOLE                    45826        0        0
WABTEC CORP                    COM              929740108    11176   265336 SH       SOLE                   265336        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     9633   585379 SH       SOLE                   585379        0        0
WILLBROS GROUP INC DEL         COM              969203108     6621   551253 SH       SOLE                   551253        0        0
WORLD ENERGY SOLUTIONS INC D   COM NEW          98145w208     3192   997435 SH       SOLE                   997435        0        0